Stockholders' Equity	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Stockholders' deficit
Note 5: Stockholders' Equity

Common Stock and Warrants

The Company issued no common shares or common stock warrants during the quarter ended November 30, 2019. No warrants were exercised, expired, or cancelled during the quarter ended November 30, 2019.

The following tables summarize our warrants outstanding as of November 30, 2019:

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70.00	74,390	4.3
June 2018 Notes Warrants	$70.00	30,526	3.5
2017 PIPE Warrants	$276.00	2,500	2.6
		107,416	4.0

All warrants outstanding and exercise prices have been adjusted to reflect the 1:40 reverse split.

Preferred Stock

In September 2016, the Company issued options to purchase preferred stock at $0.0001 per share. This issuance was approved by its shareholders. The number of options is equal to the lesser of (a) the number of shares of common stock held by such shareholder on September 28, 2016, which accounts for approximately 25.6 million shares, or (b) the number of shares of common stock held by such shareholder on date of the shareholder’s exercise of the aforesaid option. The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation’s common stock is changed or exchanged), or sale of at least 50% of the Corporation’s assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.

Common Shares

During the year ended August 31, 2019, the Company issued 6,688 shares of common stock following the exercise of warrants and received gross proceeds of $660,000. During the year ended August 31, 2018, the Company issued 938 shares of common stock following the exercise of warrants with an exercise price of $80.00 and received gross proceeds of $75,000.

As described more fully in Note 8, during the year ended August 31, 2019, the Company issued 174,081 shares of common stock in satisfaction of principal and accrued interest following conversion of convertible notes into shares of common stock.

Issuances of common shares to directors for services

The Company awards shares of common stock to its independent directors under its 2017 Stock Option / Stock Issuance Plan (the “Plan”) as compensation for their services as directors. These awards are typically valued at market value on the date of the award. For the year ended August 31, 2019 the Company issued 4,985 shares valued at $263,000 to its directors.

Treasury Stock

In June 2019, the Company advanced $325,000 in cash to Steven Holmes, a significant shareholder and service provider to the Company. In July 2019, Mr. Holmes repaid the advance by returning 13,954 shares of Mr. Holmes common share holdings, valued at $23.28 per share in full settlement of the advance and which was the market value on the date of settlement. The shares were retired in fiscal 2019 in accordance with company policy. See also Note 11.

Common Stock Warrants

During the year ended August 31, 2018, the Company issued warrants to purchase 30,523 shares of common stock to investors in connection with the senior secured convertible notes, with exercise price of $99.60 per warrant with expiration date of 5 years and subject to down round price protection and reset the warrant price to $70.00 in 2019 concurrent with the March 2019 Note financing warrant issuance. The Company valued the warrants at issuance using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.78 percent, and annualized volatility of 120%. The Company valued the revised warrants on March 12, 2019 using the Lattice option-pricing model with the following assumptions: dividend yield of zero, years to maturity of 4.2 years, risk free rates of 2.41 percent, and annualized volatility of 122%.

During the year ended August 31, 2019, the Company issued warrants to purchase 74,390 shares of common stock in connection with the March 2019 Notes, with exercise price of $70.00 per warrant with expiration date of 5 years. The Company valued the issued warrants using the Black-Scholes option-pricing model at $52.80 per warrant with the following assumptions: dividend yield of zero, years to maturity of 5 years, risk free rates of 2.49%, and annualized volatility of 122%. The fair value of the warrants issued were incorporated into the financing loss and March 2019 Notes discount described in Note 8 above.

The following tables summarize the Company’s warrants outstanding as of August 31, 2019 and 2018:

	Number of shares	Weighted average remaining life (years)	Weighted average exercise price
Warrants outstanding, August 31, 2017	64,887	1.5	$119.60
Issued	30,526	5.3	$99.60
(Exercised)	(938)	1.2	80.00
(Cancelled)	-	-	-
(Expired)	-	-	-
Warrants outstanding, August 31, 2018	94,475	2.13	$113.60
Issued	74,390	5.0	$70
(Exercised)	(6,688)	0.45	98.80
(Cancelled)	-	-	-
(Expired)	(54,761)	-	114.80
Warrants outstanding, August 31, 2019	107,416	4.42	$74.80

The following table summarizes information about warrants outstanding as of August 31, 2019:

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70	74,390	4.6
June 2018 Notes Warrants	$70	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4